Net Income (Loss) Per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net income (loss)	$ (33,112)	$ (11,658)	$ (67,226)	$ (62,300)	$ 15,761
Less: undistributed earnings to participating securities					(3,622)
Net Income (Loss) Available to Common Stockholders, Basic, Total	(33,112)	(11,658)	(67,226)	(62,300)	12,139
Add: adjustments to undistributed earnings to participating securities					189
Diluted	$ (33,112)	$ (11,658)	$ (67,226)	$ (62,300)	$ 12,328
Denominator:
Weighted-average shares of common stock - basic	34,252,578	34,252,578	34,252,578	34,320,311	34,325,728
Effect of dilutive stock options					2,453,973
Weighted-average shares of common stock - diluted	34,252,578	34,252,578	34,252,578	34,320,311	36,779,701
Basic	$ (0.97)	$ (0.34)	$ (1.96)	$ (1.82)	$ 0.35
Diluted	$ (0.97)	$ (0.34)	$ (1.96)	$ (1.82)	$ 0.34